STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses
General and administrative	$ 2,174,965	$ 1,767,226
Depreciation and amortization	15,502	6,463
Total operating expenses	2,190,467	1,773,689
Loss from operations	(2,190,467)	(1,773,689)
Other Income (Expense)
Interest expense	(338,236)	(134,116)
Total other income (expense)	(338,236)	(134,116)
Loss before tax benefit	(2,528,703)	(1,907,805)
Tax benefit	0	0
Loss from continuing operations	(2,528,703)	(1,907,805)
Income (loss) from discontinued operations	(18,191,583)	1,206
Loss applicable to common stockholders	$ (20,720,286)	$ (1,906,599)
Basic:
Loss per share from Continuing Operations (in dollars per share)	$ (2.43)	$ (2.32)
Loss per share from discontinued operations (in dollars per share)	(17.5)	0.0
Loss per share, basic (in dollars per share)	(19.93)	(2.32)
Diluted:
Loss per share from Continuing Operations (in dollars per share)	(2.21)	(2.31)
Loss per share from discontinued operations (in dollars per share)	(15.93)	0.00
Loss per share, diluted (in dollars per share)	$ (18.14)	$ (2.31)
Weighted average shares, basic (in shares)	1,039,420	823,878
Weighted average shares, diluted (in shares)	1,142,105	824,515